Consolidated Statement of Changes in Equity - USD ($)		Issued Capital	Equity Reserve	Accumulated Losses	Total
Balance at Jun. 30, 2020		$ 34,192,043	$ 1,490,588	$ (32,518,203)	$ 3,164,428
Options exercised		12,498,706			12,498,706
Options issued to advisors			3,781,344		3,781,344
Share based payments			600,043		600,043
Shares issue costs		(838,642)	740,666		(97,976)
Comprehensive loss for the year				(11,372,799)	(11,372,799)
Balance at Jun. 30, 2021		45,852,107	6,612,641	(43,891,002)	8,573,746
Options exercised		40,274,242			40,274,242
Option placements	[1]
Share based payments			1,464,550		1,464,550	[2]
Share placements		400,000			400,000
Shares issued to advisors		450,000			450,000
Shares issue costs		(389,555)			(389,555)
Comprehensive loss for the year				(14,903,909)	(14,903,909)
Balance at Jun. 30, 2022		86,586,794	8,077,191	(58,794,910)	35,869,075
Options exercised		2,027			2,027
Options issued to advisors			684,000		684,000
Option placements			108,257		108,257	[1]
Asset acquisition shares issued		49,088,139			49,088,139
Share based payments			3,191,640		3,191,640	[2]
Share placements		13,000,000			13,000,000
Shares issued to advisors		2,945,288			2,945,288
Shares issue costs		(780,000)			(780,000)
Comprehensive loss for the year				(19,979,558)	(19,979,558)
Balance at Jun. 30, 2023		$ 150,842,248	$ 12,061,087	$ (78,774,468)	$ 84,128,867

[1]	During the year ended 30 June 2023, the Company issued 105,800,651 options to existing shareholders for nominal amount as part of a loyalty placement offer.
[2]	Relates to the amortization of shares and options issued as share-based payments during the current and prior periods.